Property, Furniture and Equipment - Additional Information (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Acquisitions Of Medical Equipment	S/ 40,144	S/ 51,124	S/ 46,207
Construction in progress	13,714
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Inventories write down	1,308	1,457
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Inventories write down	1,251	907
PERU
Disclosure of detailed information about property, plant and equipment [line items]
Acquisitions Of Medical Equipment	12,773
Acquisitions Of Infrastructure		8,168	9,361
Construction in progress	2,691
COLOMBIA
Disclosure of detailed information about property, plant and equipment [line items]
Acquisitions Of Infrastructure		6,998	5,902
Construction in progress		2,253
MEXICO
Disclosure of detailed information about property, plant and equipment [line items]
Acquisitions Of Medical Equipment	S/ 1,929
Acquisitions Of Infrastructure		S/ 6,539	9,371
Construction in progress			S/ 8,770